Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other Assets

	December 31, 2025	December 31, 2024
Insurance prepaids	$8	$8
Other prepaids	21	24
Derivative assets	4	—
	$33	$32